Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current tax provision
United States
Foreign	1,710,727	1,761,658
Total	1,710,727	1,761,658
Deferred tax expense (benefit)
United States	319,252	(319,252)
Foreign
Total	$ 319,252	$ (319,252)